Dec. 29, 2017

AB WEALTH STRATEGIES

-AB Tax-Managed All Market Income Portfolio

Supplement dated June 14, 2018 to the Prospectus and Summary Prospectus dated December 29, 2017 (the "Prospectuses") of AB Tax-Managed All Market Income Portfolio (the "Fund").

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The following information replaces certain information in the Fund's Prospectuses under the heading "Fees and Expenses of the Fund." Actual expenses may be higher or lower than those shown.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class B	Class C	Advisor Class
Management Fees	.55%	.55%	.55%	.55%
Distribution and/or Service (12b-1) Fees	.25%	1.00%	1.00%	None
Other Expenses:
Transfer Agent	.08%	.13%	.08%	.08%
Other Expenses	.37%	.35%	.36%	.37%
Total Other Expenses	.45%	.48%	.44%	.45%
Acquired Fund Fees and Expenses (Underlying Portfolios)	.05%	.05%	.05%	.05%
Total Annual Fund Operating Expenses	1.30%	2.08%	2.04%	1.05%
Fee Waiver and/or Expense Reimbursement(d)	(.26)%	(.29)%	(.25)%	(.26)%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.04%	1.79%	1.79%	.79%

(a)	Purchases of Class A shares in amounts of $1,000,000 or more may be subject to a 1%, 1-year contingent deferred sales charge, or CDSC, which may be subject to waiver in certain circumstances.
(b)	Class B shares automatically convert to Class A shares after eight years. The CDSC decreases over time. For Class B shares, the CDSC decreases 1.00% annually to 0% after the fourth year.
(c)	For Class C shares, the CDSC is 0% after the first year. Class C shares automatically convert to Class A shares after ten years.
(d)	The Adviser has contractually agreed to waive its management fees and/or to bear expenses of the Fund through December 31, 2018 to the extent necessary to prevent total Fund operating expenses (excluding acquired fund fees and expenses, interest expense, taxes, extraordinary expenses, and brokerage commissions and other transaction costs), on an annualized basis, from exceeding .99%, 1.74%, 1.74% and .74% of average daily net assets, respectively, for Class A, Class B, Class C and Advisor Class shares. In connection with the Fund's investments in AB Government Money Market Portfolio (the "Money Market Portfolio"), the Adviser has contractually agreed to waive its management fee from the Fund and/or reimburse other expenses of the Fund in an amount equal to the Fund's pro rata share of the Money Market Portfolio's effective management fee, as included in "Acquired Fund Fees and Expenses".

Examples

The Examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of these periods. The Examples also assume that your investment has a 5% return each year, that the Fund's operating expenses stay the same and that any fee waivers remain in effect for only one year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Class A	Class B	Class C	Advisor Class
After 1 Year	$527	$582	$282	$81
After 3 Years	$795	$824	$616	$308
After 5 Years	$1,084	$1,092	$1,075	$554
After 10 Years	$1,904	$2,187	$2,349	$1,259

For the share classes listed below, you would pay the following expenses if you did not redeem your shares at the end of the period:

	Class B	Class C
After 1 Year	$182	$182
After 3 Years	$624	$616
After 5 Years	$1,092	$1,075
After 10 Years	$2,187	$2,349

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